United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2008

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA             May 12, 2008
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             11

Form 13F Information Table Value Total:           $ 141,584
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Column 1  Column 2       Column 3       Column 4    Column 5               Column 6        Column 7         Column 8
Name of     Title of
Issuer         Class      Cusip          Value     SHRS OR SH PUT         Investment        Other             Voting
                                        (1000)    RN AMT PRN CALL         Discretion      Managers          Authority
                                                                                                             S/Sh/None

AUTOLIV	        COM          052800109        19349            385434   SH         OTHER                        SHARED

BANCO
BRADESCO SA     ADR     059460303        11941          430166   SH          OTHER                             SHARED


CEMEX SA        ADR     151290889       20322        778025  SH             OTHER                             SHARED


COMPANHIA
VALE DO RIO
DOCE            ADR     204412100       176491        605452   SH         OTHER                             SHARED


GERDAU SA       ADR     373737105       8623        282087   SH         OTHER                             SHARED


INFOSYS
TECHNOLOGIES    ADR     456788108        2840           79400   SH         OTHER                             SHARED


ISHARES TR      MSCI    464287234        15614           116190   SH         OTHER                             SHARED

METHANEX
CORP                   COM       59151K108      4470            170817  SH        OTHER                            SHARED


PETROLEO
BRASILEIRO SA
PETRO           ADR    71654V101      16406          193718     SH         OTHER                             SHARED


UNIBANCO
UNIAO DE
BANCOS BR     ADR     90458E107        9335        80031   SH             OTHER                             SHARED


VANGUARD INTL
EQUITY
INDEX FD       ADR     922042858        15035         159900  SH          OTHER                             SHARED
